Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (77)	$ (69)	$ (78)	$ (68)
Credit loss expense	(7)	(8)	(14)	(16)
Credit loss deferral	(12)	(9)	(17)	(20)
Write-offs, net of recoveries	19	17	32	36
Foreign exchange	3	0	3	(1)
End of period	$ (74)	$ (69)	$ (74)	$ (69)